November 20, 2023

BNY MELLON ETF TRUST

BNY Mellon Sustainable Global Emerging Markets ETF

Supplement to Current Summary Prospectuses and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Liliana Castillo Dearth and Alex Khosla are the fund's primary portfolio managers, positions they have held since November 2023 and September 2022, respectively. Ms. Dearth is head of emerging market and Asia equities at NIM. Mr. Khosla is an investment manager on the emerging markets equities team at NIM. NIM's Responsible Investment team provides input to the portfolio managers of this strategy, including supporting fundamental research and company-level ESG analysis, which helps to identify sustainable investment themes, as well as controversy monitoring, company engagement and active proxy voting. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

*********

The following information supersedes and replaces contrary information in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Managers
BNY Mellon Sustainable Global Emerging Markets ETF	Liliana Castillo Dearth and Alex Khosla

The following information supersedes and replaces the third paragraph in the section "Fund Details – Management – Biographical Information" in the prospectus:

Liliana Castillo Dearth and Alex Khosla are the primary portfolio managers of BNY Mellon Sustainable Global Emerging Markets ETF, positions they have held since November 2023 and September 2022, respectively. Ms. Dearth is head of emerging market and Asia equities at NIM, where she has been employed since November 2023. Prior to joining NIM, Ms. Dearth was a portfolio manager at Wellington Management, where she led the development and management of various emerging market strategies since November 2017. Mr. Khosla is an investment manager on the emerging markets equities team at NIM, where he has been employed since April 2022. Prior to joining NIM, Mr. Khosla was a research analyst covering global emerging markets at Aikya Investment Management, where he had worked since March 2020. Prior to Aikya Investment Management, Mr. Khosla was a research analyst covering global emerging markets at Stewart Investors (part of First State Investments) since July 2017. Mr. Khosla and Ms. Dearth are jointly and primarily responsible for managing the fund's portfolio.

ETFS-STK1123

November 20, 2023

BNY MELLON ETF TRUST

BNY Mellon Sustainable Global Emerging Markets ETF (the "Fund")

Supplement to Current Statement of Additional Information

The following information supersedes and replaces the portfolio manager information for the Fund contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts advised by the primary portfolio managers of the Fund and assets under management in those accounts as of October 31, 2022, unless otherwise noted.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed (in millions)	Other Pooled Investment Vehicles	Total Assets Managed (in millions)	Other Accounts	Total Assets Managed (in millions)
Liliana Castillo Dearth[1]	None	N/A	None	N/A	None	N/A
Alex Khosla	2	$327	7	$660	1	$658

1 Information is as October 31, 2023.

The following table provides information on accounts managed (included within the table above) by the primary portfolio managers of the Fund that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts Subject to Performance Fees (in millions)
Liliana Castillo Dearth[1]	N/A	0	$0
Alex Khosla	N/A	0	$0

1 Information is as October 31, 2023.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio managers of the Fund as of the end of the Fund's last fiscal year, October 31, 2022, except as otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Liliana Castillo Dearth[1]	SGEMF	None
Alex Khosla	SGEMF	None

1 Information is as October 31, 2023.

ETFS-SAISTK1123